Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 293,680,000.00
Total Fee Amount	40,557.21
Total Offset Amount	0.00
Net Fee	$ 40,557.21
Offering Table N/A
Offset Table N/A	N/A